Organization, Consolidation and Principal Activities - Summary of Cash Flows of the VIE included in the Company's Consolidated Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Organization, Consolidation and Principal Activities
Net cash used in operating activities	¥ (41,488)	$ (5,709)	¥ (22,364)
Net cash (used in)/provided by investing activities	11,102	1,528	5,481
Net cash provided by/(used in) financing activities	24,636	3,391	30,280
Effect of exchange rate changes on cash	138	18	770
Net decrease in cash	(5,612)	(772)	14,167
VIE
Organization, Consolidation and Principal Activities
Net cash used in operating activities	(30,556)	(4,205)	(30,836)
Net cash (used in)/provided by investing activities	26,523	3,650	(6,036)
Net cash provided by/(used in) financing activities	(16,082)	(2,213)	30,280
Effect of exchange rate changes on cash			218
Net decrease in cash	¥ (20,115)	$ (2,768)	¥ (6,374)